SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                            EVERGREEN BALANCED FUNDS
                       EVERGREEN DOMESTIC EQUITY FUNDS II
                        EVERGREEN DOMESTIC EQUITY FUNDS I
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                          EVERGREEN MONEY MARKET FUNDS
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
                  EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS
                          EVERGREEN TAX STRATEGIC FUNDS
                             EVERGREEN SECTOR FUNDS
                           (collectively, the "Funds")


         Effective for purchases on or after October 1, 2003, the section of each Fund's SAI entitled "PURCHASE AND REDEMPTION OF SHARES" is revised as follows:

Class C Shares

         The Fund offers Class C shares with a front-end sales charge of 1.00% applied to your initial investment at the time of purchase. The front-end sales charge may be waived under certain circumstances. In addition, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                   CDSC RATE
Month of purchase + first 12-month
Period                                                              1.00%
Thereafter                                                          0.00%

     Class C shares purchased through either an omnibus account with Merrill Lynch, Pierce, Fenner and Smith or any account with Morgan Stanley DW Inc. or UBS Financial Services Inc. will not be subject to the 1.00% front-end sales charge and will be charged a 1.00% CDSC if redeemed within the first 12 months following the month of purchase. Redemptions made thereafter will not be charged a CDSC.

In addition, the section of each Fund's SAI entitled "SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS" is revised as follows:

     EDI pays commissions to investment firms for sales of Class C shares in the amount of 2.00% of shares sold at the time of purchase. Alternatively, EDI pays commissions to Merrill Lynch, Pierce, Fenner and Smith, Morgan Stanley DW Inc. and UBS Financial Services Inc. for sales of Class C shares in the amount of 1.00% of shares sold at the time of purchase.


September 30, 2003                                                567703 (9/03)